Document and Entity Information	Mar. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Entity Registrant Name	CRESCENT PRIVATE CREDIT INCOME CORP.
Entity Central Index Key	0001954360
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-01599
Entity Tax Identification Number	88-4283363
Entity Address, Address Line One	11100 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	235-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false